Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity
12.	Shareholders’ Equity

In April 2015, the Company issued, through a private placement agreement, 7,847,668 Units, at a price of Cdn$9.00 per Unit. Each Unit is comprised of one treasury unit (a “Treasury Unit”) and one-half of one common share from Donald L. Kramer, Healthcare Ventures, Ltd (a company wholly owned by Dr. Kramer), Harry Fleming or from treasury. Each Treasury Unit is comprised of one-half of one common share of the Company and one-half of one common share purchase warrant exercisable for one additional share at a price of Cdn$11.50. Through the private placement, the Company raised proceeds of $28.4 million, net of offering costs and commissions of $1.9 million.

Earnings per share (“EPS”)

A detail of the Company’s EPS is as follows (in thousands except for share and per share amounts):

	Three months ended June 30, 2015	Three months ended June 30, 2014	Six months ended June 30, 2015	Six months ended June 30, 2014
Net loss (income) for the period	$(1,588)	$218	$(2,801)	$(269)
Issued common shares at beginning of period	61,234,803	42,729,547	59,418,227	42,729,547
Effect of investment in subsidiary	—	431,771	—	—
Effect of private placement	974,205	—	489,794	—
Effect of June 2015 acquisition	21,698	—	10,909	—
Effect of stock based compensation	119,011	250,000	217,230	393,603
Effect of stock warrants	1,181,673	—	1,736,498	178,453

Weighted average common shares at end of period	63,531,390	43,411,318	61,872,658	43,301,603

Basic net loss per common share	$(0.02)	$0.01	$(0.05)	$(0.01)

As the Company is in a loss position for the periods presented, the calculation of dilutive shares is unnecessary. Any increase in weighted-average share amounts would result in an anti-dilutive per share amount.

15. Shareholders’ Equity

In total, the Company has issued 59,418,227 of its common shares. There is no par value assigned to our common shares.

In December 2013, the Company issued, through a private placement agreement, 5,862,500 Units, at a price of Cdn$0.80 per Unit. Each Unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant exercisable for one additional share at a price of Cdn$1.10. Through the private placement, the Company raised $4.1 million, as of December 31, 2013, net of offering costs of $0.3 million.

Of the $4.1 million raised capital, $2.7 million was provided in exchange for stock warrants and other financial instruments, resulting in a remaining $1.4 million which was recorded as an increase to share capital for the year ended December 31, 2013.

In August 2014, the Company elected to accelerate the expiry date of the common share purchase warrants originally issued by Nobilis as part of its unit private placement completed on December 16, 2013. Each Warrant entitled the holder thereof to purchase one additional common share of Nobilis at a price of Cdn$1.10. Nobilis received total gross proceeds of Cdn$3,224,375 from the exercise.

In September 2014, the Company issued, through a private placement agreement, 5,568,400 Units, at a price of Cdn$1.30 per Unit. Each Unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant exercisable for one additional share at a price of Cdn$1.80. Through private placement, the Company raised $6.1 million, as of September 30, 2014, net of offering costs of $0.4 million.

Of the $6.1 million raised capital, $2.2 million was provided in exchange for stock warrants and other financial instruments, resulting in a remaining $3.9 million which was recorded as an increase to additional paid in capital in the consolidated statement of changes in shareholders’ equity.

In December 2014, as part of the consideration given for the acquisition of Athas, the Company issued 6,666,666 shares of Nobilis common stock that are subject to a lock up of up to two years, and the issuance of an additional 4,666,666 shares of Nobilis common stock issued over two years with half issued on the first anniversary of the closing and the second half issued on the second anniversary of the closing.